Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income
Net income/(loss)	SFr 3,095	SFr 1,722	SFr (1,228)
Gains/(losses) on cash flow hedges	86	(7)	(35)
Foreign currency translation	(995)	(321)	(1,015)
Unrealized gains/(losses) on securities	21	(18)	(13)
Actuarial gains/(losses)	(24)	31	21
Net prior service cost	1	(10)	0
Other comprehensive income/(loss), net of tax	(2,649)	1,117	(2,726)
Comprehensive income/(loss)	446	2,839	(3,954)
Comprehensive income/(loss) attributable to noncontrolling interests	7	(3)	(9)
Comprehensive income/(loss) attributable to shareholders	439	2,842	(3,945)
Gains/(losses) on liabilities related to credit risk	SFr (1,738)	SFr 1,442	SFr (1,684)